Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transaction [Line Items]
Major related parties and relationships with Group

The table below sets forth the major related parties and their relationships with the Group:

Related Parties	Relationship with the Group
Entities within the non US listed part of the Phoenix TV Group	Under common control by Phoenix TV
CMCC	A shareholder of Phoenix TV
Mr. Gao Ximin and Mr. Qiao Haiyan	Legal shareholders of Tianying Jiuzhou, employees of the Group
Mr. He Yansheng	Legal shareholder of Yifeng Lianhe, employee of the Group
Mr. Li Ya	Chief operating official of the Group

Amounts due from and due to related parties

As of December 31, 2011 and 2012, the amounts due from and due to related parties were as follows:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Amounts due from related parties:
Accounts receivable from CMCC	63,886	58,524	9,393
Due from Phoenix TV Group	—	5,057	812
Staff advance to management	502	230	37
Total	64,388	63,811	10,242
Amounts due to related parties:
Advance from CMCC	—	1,806	290
Due to Phoenix TV Group	3,889	—	—
Total	3,889	1,806	290

Entities within non US listed part of Phoenix TV Group [Member]
Related Party Transaction [Line Items]
Schedule of related party transactions

Transactions with the Non US Listed Part of Phoenix TV Group:

	For the Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Content provided by Phoenix TV Group	(3,671)	(4,923)	(3,153)	(506)
Data line services provided by Phoenix TV Group	(352)	(367)	(375)	(60)
Advertising and promotion expenses charged by Phoenix TV Group	(438)	(663)	(916)	(147)
Technical support provided by Phoenix TV Group	(314)	(533)	—	—
Corporate administrative expenses charged by Phoenix TV Group	(617)	(1,139)	(646)	(104)
Advertising revenues earned from Phoenix TV Group and its customers	4,824	21,619	29,754	4,776
Paid service revenues earned from Phoenix TV Group	12,450	2,400	—	—

CMCC [Member]
Related Party Transaction [Line Items]
Schedule of related party transactions

Transactions with CMCC:

	For the Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Advertising revenues earned from CMCC	—	4,582	5,684	912
Paid service revenues earned from and through CMCC	281,577	442,696	429,125	68,879
Revenues sharing and bandwidth cost to CMCC	(34,777)	(68,543)	(63,953)	(10,265)